Convertible Preference Shares	6 Months Ended
Jun. 30, 2019
Convertible Preference Shares [Abstract]
Convertible preference shares
9.	Convertible preference shares

Reconciliation of fair value measurement of Series C and Series D Preference Shares:

	Series A Preference Shares	Series B Preference Shares	Series C Preference Shares	Series D Preference Shares	Total
	US$’000	US$’000	US$’000	US$’000	US$’000

At 1 January 2018	7,113	9,173	15,608	24,960	56,854
Change in fair value of convertible preference shares	3,219	4,150	6,994	(144)	14,219
Translation Difference	39	51	87	246	423

At 30 June 2018	10,371	13,374	22,689	25,062	71,496

At 1 January 2018	7,113	9,173	15,608	24,960	56,854
Change in fair value of convertible preference shares	1,659	2,140	3,574	(5,305)	2,068
Preference shares converted into ordinary shares on 19 December 2018	(8,618)	(11,113)	(18,842)	(19,341)	(57,914)
Translation Difference	(154)	(200)	(340)	(314)	(1,008)
At 31 December 2018	–	–	–	–	–